EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 5, 2016 (Accession No. 0001193125-16-641247), to the Prospectus dated September 30, 2015, for Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, a series of DBX ETF Trust.